Unconsolidated Structured Entity	12 Months Ended
Dec. 31, 2018
Disclosure Of Unconsolidated Structured Entities Abstract [Abstract]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory

41. Unconsolidated Structured Entity

The nature, purpose and activities of the unconsolidated structured entities and how the structured entities are financed, are as follows:

Nature	Purpose	Activity	Method of Financing
Asset-backed securitization	Early cash generation through transfer of securitization assets Fees earned as services to SPC, such as providing lines of credit and ABCP purchase commitments	Fulfillment of Asset-backed securitization plan Purchase and transfer of securitization assets Issuance and repayment of ABS and ABCP	Issuance of ABS and ABCP based on securitization assets

Project Financing	Granting PF loans to SOC and real estate Granting loans to ships/aircrafts SPC	Construction of SOC and real estate Building ships/ construction and purchase of aircrafts	Loan commitments through Credit Line, providing lines of credit and investment agreements

Trust	Management of financial trusts; —Development trust —Mortgage trust —Management trust —Disposal trust —Distribution and management trust —Other trusts	Development, management, and disposal of trusted real estate assets Payment of trust fees and allocation of trust profits.	Distribution of trusted real estate assets and financing of trust company Public auction of trusted real estate assets and financing of trust company

Investment funds	Investment in beneficiary certificates Investment in PEF and partnerships	Management of fund assets Payment of fund fees and allocation of fund profits	Sales of beneficiary certificate instruments Investment of managing partners and limited partners

Details of scale of unconsolidated structured entities and nature of the risks associated with the Group’s interests in unconsolidated structured entities as of December 31, 2017 and 2018, are as follows:

	2017
	Asset-backed securitization		Project financing		Trusts		Funds		Others		Total
	(In millions of Korean won)
Total assets of unconsolidated Structured Entity	￦	128,573,461	￦	33,153,741	￦	482,900	￦	101,598,227	￦	9,613,570	￦	273,421,899
Carrying amount on financial statements
Assets
Financial assets at fair value through profit or loss		2,277,080		73,157		—		547,258		—		2,897,495
Derivative financial assets		1,136		—		—		118		—		1,254
Loans		833,380		3,366,675		54,500		266,653		393,664		4,914,872
Financial investments		6,826,097		13,104		300		5,788,925		20,619		12,649,045
Investment in associates and joint ventures		—		—		—		202,816		—		202,816
Other assets		11,699		5,874		37,972		962		307		56,814

Total	￦	9,949,392	￦	3,458,810	￦	92,772	￦	6,806,732	￦	414,590	￦	20,722,296

Liabilities
Deposits	￦	484,889	￦	755,242	￦	—	￦	38,657	￦	3,985	￦	1,282,773
Derivative financial liabilities		1,487		—		—		2,792		—		4,279
Other liabilities		11,292		44		—		48		—		11,384

Total	￦	497,668	￦	755,286	￦	—	￦	41,497	￦	3,985	￦	1,298,436

Maximum exposure to loss[1]
Holding assets	￦	9,949,392	￦	3,458,810	￦	92,772	￦	6,806,732	￦	414,590	￦	20,722,296
Purchase and investment commitments		964,106		—		—		1,301,784		—		2,265,890
Unused credit		2,299,236		10,000		—		1,203,917		16,000		3,529,153
Payment guarantee and loan commitments		382,300		1,385,722		—		—		—		1,768,022

Total	￦	13,595,034	￦	4,854,532	￦	92,772	￦	9,312,433	￦	430,590	￦	28,285,361

Methods of determining the maximum exposure to loss		Providing lines of credit and purchase commitments		Loan commitments / investment agreements / purchase commitments and acceptances and guarantees		Dividends by results trust: Total amount of trust exposure		Investments / loans and capital commitments		Loan commitments

	2018
	Asset-backed securitization		Project financing		Trusts		Funds		Others		Total
	(In millions of Korean won)
Total assets of unconsolidated Structured Entity	￦	127,085,417	￦	29,521,240	￦	519,609	￦	121,481,888	￦	12,409,277	￦	291,017,431
Carrying amount on financial statements
Assets
Financial assets at fair value through profit or loss		3,846,725		111,452		—		7,934,662		17,915		11,910,754
Derivative financial assets		4,089		—		—		23,794		—		27,883
Loans at amortized cost		956,733		3,015,613		34,000		391,665		650,833		5,048,844
Financial investments		6,040,008		—		—		8,636		—		6,048,644
Investment in associates and joint ventures		—		—		—		258,594		—		258,594
Other assets		16,837		1,680		109,357		48,872		248		176,994

Total	￦	10,864,392	￦	3,128,745	￦	143,357	￦	8,666,223	￦	668,996	￦	23,471,713

Liabilities
Deposits	￦	526,274	￦	728,324	￦	—	￦	81,502	￦	7,757	￦	1,343,857
Derivative financial liabilities		1,285		—		—		6,232		—		7,517
Other liabilities		28,461		1,246		—		59		—		29,766

Total	￦	556,020	￦	729,570	￦	—	￦	87,793	￦	7,757	￦	1,381,140

Maximum exposure to loss[1]
Holding assets	￦	10,864,392	￦	3,128,745	￦	143,357	￦	8,666,223	￦	668,996	￦	23,471,713
Purchase and investment commitments		1,094,489		—		—		3,345,947		—		4,440,436
Unused credit		2,211,226		6,789		—		1,450		—		2,219,465
Payment guarantee and loan commitments		889,315		1,213,261		—		—		—		2,102,576

Total	￦	15,059,422	￦	4,348,795	￦	143,357	￦	12,013,620	￦	668,996	￦	32,234,190

Methods of determining the maximum exposure to loss		Providing lines of credit and purchase commitments		Loan commitments / investment agreements / purchase commitments and acceptances and guarantees		Dividends by results trust: Total amount of trust exposure		Investments / loans and capital commitments		Loan commitments

[1]	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.